Administrative Expenses	12 Months Ended
Dec. 31, 2025
EBP 001
Employee Benefit Plan, Administrative Expenses [Line Items]
Administrative Expenses
5.
ADMINISTRATIVE EXPENSES
Certain expenses of the Plan are paid by the Company directly. Transaction-related fees are paid by participants. Investment related expenses are included in the net appreciation in fair value of investments